UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2004

Item 1. Reports to Stockholders

Fidelity® Advisor

Aggressive Growth

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED ·MAY LOSE VALUE ·NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended November 30, 2004	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	1.18%	-5.00%
Class T (incl. 3.50% sales charge)	3.42%	-4.70%
Class B (incl. contingent deferred sales charge)B	1.63%	-4.78%
Class C (incl. contingent deferred sales charge)C	5.62%	-4.27%

A From November 13, 2000.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Class T on November 13, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Rajiv Kaul, Portfolio Manager of Fidelity® Advisor Aggressive Growth Fund

Despite surging oil prices, a struggling job market and four interest rate hikes in a five-month span, U.S. equity markets posted solid returns for the 12-month period ending November 30, 2004, and were closing in on a second straight year in the black. There was great disparity in the market during the past year. For instance, value stocks trounced their growth counterparts during the period. To illustrate, the Russell 1000® Value Index shot up 19.67%, while the Russell 1000 Growth Index rose only 5.83%. Meanwhile, small- and mid-cap stocks vastly outperformed larger-cap stocks. Energy was the best-performing sector of the market, propelled by a spike in oil prices. Conversely, technology stocks dipped lower in response to a slowdown in corporate capital spending. For the 12-month period overall, the Standard & Poor's 500SM Index returned 12.86% - slightly above its historical average. Elsewhere, the Dow Jones Industrial AverageSM rose 8.87% and the tech-heavy NASDAQ Composite® Index advanced 7.50%.

For the 12 months ending November 30, 2004, the fund's Class A, Class T, Class B and Class C shares returned 7.36%, 7.17%, 6.63% and 6.62%, respectively, which fell short of the 11.40% return of the Russell Midcap® Growth Index and the 12.52% gain of the LipperSM Mid-Cap Funds Average. The last month or so of the period saw significant underperformance in the pharmaceuticals and biotechnology group, where the fund carried a large overweighting. ImClone Systems was the biggest detractor compared with the index and also hurt on an absolute basis. The stock had a huge run-up from March through the end of June but was subsequently hit with profit taking. Millennium Pharmaceuticals also struggled, as the stock experienced volatility even as the company continued to narrow its losses. On the positive side, Irish drug stock Elan was by far the fund's best performer both in absolute terms and relative to the index. The stock was boosted by the Food and Drug Administration's approval of Tysabri, the company's drug for multiple sclerosis. Internet portal Yahoo! also turned in a strong performance, as the company's paid-search business got a boost from its acquisition of Overture Services.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Class A
Actual	$ 1,000.00	$ 1,010.60	$ 7.54**
HypotheticalA	$ 1,000.00	$ 1,017.41	$ 7.59**
Class T
Actual	$ 1,000.00	$ 1,009.50	$ 8.79**
HypotheticalA	$ 1,000.00	$ 1,016.14	$ 8.86**
Class B
Actual	$ 1,000.00	$ 1,007.20	$ 11.29**
HypotheticalA	$ 1,000.00	$ 1,013.61	$ 11.39**
Class C
Actual	$ 1,000.00	$ 1,007.20	$ 11.29**
HypotheticalA	$ 1,000.00	$ 1,013.61	$ 11.39**
Institutional Class
Actual	$ 1,000.00	$ 1,012.80	$ 6.29**
HypotheticalA	$ 1,000.00	$ 1,018.67	$ 6.33**

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%**
Class T	1.75%**
Class B	2.25%**
Class C	2.25%**
Institutional Class	1.25%**

**If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.30%
Actual		$ 6.53**
HypotheticalA		$ 6.58**
Class T	1.55%
Actual		$ 7.79**
HypotheticalA		$ 7.85**
Class B	2.05%
Actual		$ 10.29**
HypotheticalA		$ 10.38**
Class C	2.05%
Actual		$ 10.29**
HypotheticalA		$ 10.38**
Institutional Class	1.05%
Actual		$ 5.28**
HypotheticalA		$ 5.32**

A 5% return per year before expenses

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	3.4	4.1
Biogen Idec, Inc.	3.3	3.3
Elan Corp. PLC sponsored ADR	2.8	3.2
Juniper Networks, Inc.	2.3	0.2
Biomet, Inc.	2.2	1.8
Microchip Technology, Inc.	1.7	1.8
Millennium Pharmaceuticals, Inc.	1.2	1.3
Baker Hughes, Inc.	1.2	0.0
Intel Corp.	1.2	0.1
QUALCOMM, Inc.	1.1	1.0
	20.4
Top Five Market Sectors as of November 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	32.3	35.6
Information Technology	26.4	26.4
Consumer Discretionary	15.3	17.8
Industrials	8.5	6.3
Energy	5.3	2.9
Asset Allocation (% of fund's net assets)
As of November 30, 2004 *		As of May 31, 2004 **
	Stocks 97.3%		Stocks 97.0%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	6.4%	** Foreign investments	7.1%

Annual Report

Investments November 30, 2004

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.2%
Gentex Corp.	800	$ 25,856
Johnson Controls, Inc.	700	42,980
		68,836
Hotels, Restaurants & Leisure - 4.1%
Brinker International, Inc. (a)	3,680	125,598
California Pizza Kitchen, Inc. (a)	2,600	65,130
Harrah's Entertainment, Inc.	960	58,944
Hilton Hotels Corp.	6,600	136,356
International Game Technology	710	25,099
Krispy Kreme Doughnuts, Inc. (a)	1,800	18,126
Mandalay Resort Group	800	55,760
Marriott International, Inc. Class A	1,890	107,447
Outback Steakhouse, Inc.	1,700	73,610
Penn National Gaming, Inc. (a)	2,200	116,094
Starbucks Corp. (a)	2,020	113,645
Station Casinos, Inc.	2,100	119,784
Sunterra Corp. (a)	1,500	16,545
The Cheesecake Factory, Inc. (a)	1,480	72,357
Wendy's International, Inc.	4,400	156,948
Yum! Brands, Inc.	8,780	398,612
		1,660,055
Household Durables - 1.9%
Black & Decker Corp.	1,910	160,612
Fortune Brands, Inc.	3,800	298,224
Harman International Industries, Inc.	1,720	211,302
Mohawk Industries, Inc. (a)	980	85,946
		756,084
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	2,200	247,390
eDiets.com, Inc. (a)	400	1,400
		248,790
Leisure Equipment & Products - 0.6%
Brunswick Corp.	3,400	165,988
Mattel, Inc.	1,960	37,142
Polaris Industries, Inc.	800	52,720
		255,850
Media - 2.4%
E.W. Scripps Co. Class A	4,100	191,634
Entercom Communications Corp. Class A (a)	540	19,451
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Getty Images, Inc. (a)	1,480	$ 86,210
Lamar Advertising Co. Class A (a)	810	31,946
NTL, Inc. (a)	1,582	110,076
Pixar (a)	1,670	151,419
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	200	2,420
Radio One, Inc. Class D (non-vtg.) (a)	1,000	13,950
The New York Times Co. Class A	2,140	87,740
Univision Communications, Inc. Class A (a)	2,700	81,270
Westwood One, Inc. (a)	2,590	58,068
XM Satellite Radio Holdings, Inc. Class A (a)	3,500	129,185
		963,369
Multiline Retail - 0.9%
99 Cents Only Stores (a)	500	7,460
Big Lots, Inc. (a)	3,930	45,588
Dollar General Corp.	2,500	49,375
Dollar Tree Stores, Inc. (a)	3,560	99,075
Family Dollar Stores, Inc.	2,450	71,785
Nordstrom, Inc.	2,500	109,375
		382,658
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	2,400	109,320
AutoZone, Inc. (a)	690	59,064
Bed Bath & Beyond, Inc. (a)	3,100	123,777
Chico's FAS, Inc. (a)	4,720	182,192
Christopher & Banks Corp.	3,690	72,804
Circuit City Stores, Inc.	1,600	24,944
Foot Locker, Inc.	1,000	25,980
Hot Topic, Inc. (a)	4,155	68,017
Jo-Ann Stores, Inc. (a)	700	19,264
Kirkland's, Inc. (a)	1,200	11,520
PETsMART, Inc.	6,360	217,957
Pier 1 Imports, Inc.	1,100	20,064
RadioShack Corp.	1,300	41,041
Ross Stores, Inc.	10,480	281,912
Select Comfort Corp. (a)	6,890	134,286
Weight Watchers International, Inc. (a)	2,810	111,417
Williams-Sonoma, Inc. (a)	2,170	79,444
		1,583,003
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc. (a)	5,580	$ 278,107
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	550	16,236
		294,343
TOTAL CONSUMER DISCRETIONARY		6,212,988
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 0.9%
CVS Corp.	6,100	276,757
Whole Foods Market, Inc.	1,310	118,909
		395,666
Food Products - 1.1%
Bunge Ltd.	600	31,632
Del Monte Foods Co. (a)	11,890	129,007
Hershey Foods Corp.	3,680	190,624
McCormick & Co., Inc. (non-vtg.)	1,700	61,965
Smithfield Foods, Inc. (a)	700	20,335
Wm. Wrigley Jr. Co.	70	4,816
		438,379
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	2,900	126,556
TOTAL CONSUMER STAPLES		960,601
ENERGY - 5.3%
Energy Equipment & Services - 3.9%
Baker Hughes, Inc.	10,900	483,197
BJ Services Co.	200	10,134
Cooper Cameron Corp. (a)	3,700	193,103
ENSCO International, Inc.	2,110	66,064
Halliburton Co.	600	24,810
Nabors Industries Ltd. (a)	1,260	65,520
Noble Corp. (a)	1,870	90,602
Patterson-UTI Energy, Inc.	6,640	132,800
Smith International, Inc. (a)	3,530	213,812
Weatherford International Ltd. (a)	5,430	289,853
		1,569,895
Oil & Gas - 1.4%
EOG Resources, Inc.	1,400	105,098
Pioneer Natural Resources Co.	5,170	181,984
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp.	3,640	$ 193,866
Valero Energy Corp.	400	18,716
XTO Energy, Inc.	2,100	76,335
		575,999
TOTAL ENERGY		2,145,894
FINANCIALS - 3.7%
Capital Markets - 2.1%
Ameritrade Holding Corp. (a)	7,880	109,768
E*TRADE Financial Corp. (a)	8,700	120,582
Eaton Vance Corp. (non-vtg.)	3,010	144,330
Federated Investors, Inc. Class B (non-vtg.)	1,580	46,484
Goldman Sachs Group, Inc.	400	41,904
Investors Financial Services Corp.	200	8,768
Legg Mason, Inc.	2,880	196,243
SEI Investments Co.	1,800	70,398
T. Rowe Price Group, Inc.	1,250	73,950
Waddell & Reed Financial, Inc. Class A	2,400	54,480
		866,907
Commercial Banks - 0.6%
North Fork Bancorp, Inc., New York	2,100	60,480
Sumitomo Mitsui Financial Group, Inc.	10	69,488
Synovus Financial Corp.	3,640	98,280
UnionBanCal Corp.	300	18,549
		246,797
Real Estate - 0.0%
Catellus Development Corp.	77	2,418
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	400	13,284
MGIC Investment Corp.	1,600	108,800
New York Community Bancorp, Inc.	5,073	100,344
Radian Group, Inc.	3,000	153,750
The PMI Group, Inc.	300	12,354
		388,532
TOTAL FINANCIALS		1,504,654
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 32.3%
Biotechnology - 13.9%
Alkermes, Inc. (a)	900	$ 12,411
Amylin Pharmaceuticals, Inc. (a)	2,990	60,936
Biogen Idec, Inc. (a)	23,080	1,354,334
Celgene Corp. (a)	5,840	160,133
Cephalon, Inc. (a)	1,440	68,443
Charles River Laboratories International, Inc. (a)	1,720	80,410
Dendreon Corp. (a)	10,700	104,967
DOV Pharmaceutical, Inc. (a)	7,000	129,570
Dyax Corp. (a)	3,700	29,341
Enzon Pharmaceuticals, Inc. (a)	2,500	33,850
Genentech, Inc. (a)	28,740	1,386,699
Genzyme Corp. - General Division (a)	300	16,803
Gilead Sciences, Inc. (a)	600	20,676
Harvard Bioscience, Inc. (a)	2,600	10,322
ICOS Corp. (a)	600	14,490
ImClone Systems, Inc. (a)	7,870	332,271
Invitrogen Corp. (a)	800	48,400
Medarex, Inc. (a)	15,500	168,950
MedImmune, Inc. (a)	8,710	231,686
Millennium Pharmaceuticals, Inc. (a)	39,580	499,500
Neurocrine Biosciences, Inc. (a)	240	11,040
ONYX Pharmaceuticals, Inc. (a)	1,500	46,920
Oscient Pharmaceuticals Corp. (a)	7,642	24,913
OSI Pharmaceuticals, Inc. (a)	400	19,032
Pharmion Corp.	10,300	436,102
Protein Design Labs, Inc. (a)	18,470	334,676
Trimeris, Inc. (a)	1,400	17,374
		5,654,249
Health Care Equipment & Supplies - 6.6%
Advanced Medical Optics, Inc. (a)	1,600	66,528
Alcon, Inc.	290	21,611
Bausch & Lomb, Inc.	500	29,440
Baxter International, Inc.	10,330	326,945
Beckman Coulter, Inc.	1,700	111,282
Biomet, Inc.	19,130	915,753
C.R. Bard, Inc.	4,760	285,172
Cooper Companies, Inc.	600	41,718
Cyberonics, Inc. (a)	600	11,142
Cytyc Corp. (a)	3,500	93,940
DENTSPLY International, Inc.	1,650	86,807
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	3,300	$ 124,113
Inverness Medical Innovations, Inc. (a)	1,200	29,160
ResMed, Inc. (a)	2,600	130,156
Waters Corp. (a)	2,250	104,985
Zimmer Holdings, Inc. (a)	3,510	286,416
		2,665,168
Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	620	36,543
Andrx Corp. (a)	1,400	24,920
Anthem, Inc. (a)	1,000	101,330
Cerner Corp. (a)	800	42,176
Computer Programs & Systems, Inc.	100	2,160
Covance, Inc. (a)	3,100	122,326
Coventry Health Care, Inc. (a)	1,760	87,349
DaVita, Inc. (a)	450	14,949
Health Management Associates, Inc. Class A	4,640	102,498
Henry Schein, Inc. (a)	1,300	84,734
Humana, Inc. (a)	1,400	34,748
Laboratory Corp. of America Holdings (a)	1,400	67,130
Lincare Holdings, Inc. (a)	7,700	297,143
Medco Health Solutions, Inc. (a)	84	3,168
Omnicare, Inc.	700	22,687
PacifiCare Health Systems, Inc. (a)	400	19,360
Patterson Companies, Inc. (a)	1,400	57,204
Pharmaceutical Product Development, Inc. (a)	2,000	84,220
Quest Diagnostics, Inc.	1,000	93,750
Renal Care Group, Inc. (a)	2,100	69,930
Triad Hospitals, Inc. (a)	670	24,582
UnitedHealth Group, Inc.	3,940	326,429
Universal Health Services, Inc. Class B	2,720	123,814
WellChoice, Inc. (a)	900	44,091
		1,887,241
Pharmaceuticals - 7.2%
aaiPharma, Inc. (a)	850	2,627
Allergan, Inc.	20	1,470
Barr Pharmaceuticals, Inc. (a)	1,927	75,249
Elan Corp. PLC sponsored ADR (a)	43,220	1,141,008
Endo Pharmaceuticals Holdings, Inc. (a)	3,700	75,776
Eon Labs, Inc. (a)	900	24,264
Guilford Pharmaceuticals, Inc. (a)	9,400	53,016
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Impax Laboratories, Inc. (a)	10,800	$ 135,216
IVAX Corp. (a)	2,750	42,928
MGI Pharma, Inc. (a)	12,300	331,977
NitroMed, Inc.	7,200	150,480
Salix Pharmaceuticals Ltd. (a)	900	13,635
Schering-Plough Corp.	19,900	355,215
Sepracor, Inc. (a)	10,250	456,228
UCB SA	1,110	57,413
Watson Pharmaceuticals, Inc. (a)	950	27,598
		2,944,100
TOTAL HEALTH CARE		13,150,758
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.7%
EADS NV	5,180	156,651
EDO Corp.	2,500	76,175
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,030	84,749
KVH Industries, Inc. (a)	200	2,020
Lockheed Martin Corp.	1,800	109,512
Precision Castparts Corp.	1,500	97,260
Rockwell Collins, Inc.	4,300	171,398
		697,765
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	1,000	53,260
Ryder System, Inc.	500	26,820
		80,080
Airlines - 0.3%
Southwest Airlines Co.	8,000	125,840
Building Products - 0.7%
American Standard Companies, Inc. (a)	6,790	264,403
Trex Co., Inc. (a)	400	18,780
		283,183
Commercial Services & Supplies - 2.5%
Career Education Corp. (a)	1,900	73,910
ChoicePoint, Inc. (a)	526	23,065
Cintas Corp.	3,898	174,319
Corinthian Colleges, Inc. (a)	900	15,683
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Education Management Corp. (a)	1,438	$ 47,655
Equifax, Inc.	2,330	64,355
H&R Block, Inc.	2,390	114,003
Herman Miller, Inc.	2,130	52,319
HNI Corp.	800	33,912
Manpower, Inc.	200	9,674
Pitney Bowes, Inc.	3,050	133,499
Robert Half International, Inc.	10,530	284,626
		1,027,020
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	1,400	40,796
Granite Construction, Inc.	2,200	58,388
MasTec, Inc. (a)	800	6,712
		105,896
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	1,100	52,030
Industrial Conglomerates - 0.6%
3M Co.	1,090	86,753
Tyco International Ltd.	4,720	160,338
		247,091
Machinery - 0.9%
AGCO Corp. (a)	2,030	44,234
Astec Industries, Inc. (a)	2,900	48,256
Dover Corp.	2,100	84,945
ITT Industries, Inc.	1,760	149,811
Pall Corp.	700	18,963
SPX Corp.	500	20,555
		366,764
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	1,000	45,040
CSX Corp.	1,000	38,130
Norfolk Southern Corp.	2,600	89,258
Union Pacific Corp.	600	38,064
		210,492
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
Fastenal Co.	4,020	$ 245,863
MSC Industrial Direct Co., Inc. Class A	600	21,372
		267,235
TOTAL INDUSTRIALS		3,463,396
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 5.6%
Advanced Fibre Communications, Inc. (a)	1,100	17,985
Andrew Corp. (a)	2,100	29,820
Arris Group, Inc. (a)	500	2,845
AudioCodes Ltd. (a)	8,160	119,952
Avocent Corp. (a)	1,000	37,930
CIENA Corp. (a)	10,000	25,500
Corning, Inc. (a)	17,470	219,773
Enterasys Networks, Inc. (a)	13,270	23,223
Extreme Networks, Inc. (a)	1,700	11,611
Finisar Corp. (a)	26,500	48,495
InterDigital Communication Corp. (a)	1,200	24,420
JDS Uniphase Corp. (a)	9,500	30,115
Juniper Networks, Inc. (a)	33,600	925,008
Motorola, Inc.	1,040	20,030
Polycom, Inc. (a)	870	19,871
Powerwave Technologies, Inc. (a)	3,900	31,543
QUALCOMM, Inc.	11,120	462,814
SafeNet, Inc. (a)	4,789	170,776
Sycamore Networks, Inc. (a)	3,500	13,125
Tellabs, Inc. (a)	5,100	43,605
		2,278,441
Computers & Peripherals - 2.3%
Apple Computer, Inc. (a)	2,800	187,740
Dell, Inc. (a)	600	24,312
Diebold, Inc.	4,110	218,652
Electronics for Imaging, Inc. (a)	1,643	27,487
Emulex Corp. (a)	3,900	55,146
Hutchinson Technology, Inc. (a)	500	16,385
Lexmark International, Inc. Class A (a)	3,620	307,338
Maxtor Corp. (a)	3,500	13,370
QLogic Corp. (a)	600	20,634
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	1,500	$ 22,470
Western Digital Corp. (a)	3,100	30,287
		923,821
Electronic Equipment & Instruments - 1.1%
Arrow Electronics, Inc. (a)	1,500	36,795
CDW Corp.	1,200	78,864
Celestica, Inc. (sub. vtg.) (a)	900	13,698
Ingram Micro, Inc. Class A (a)	800	15,392
KEMET Corp. (a)	2,700	23,922
Molex, Inc.	100	2,757
Sanmina-SCI Corp. (a)	3,900	34,437
Solectron Corp. (a)	21,500	134,375
Symbol Technologies, Inc.	7,770	117,793
		458,033
Internet Software & Services - 2.5%
Ask Jeeves, Inc. (a)	1,200	31,008
Google, Inc. Class A	1,800	329,400
Interwoven, Inc. (a)	2,319	22,494
Lastminute.com PLC (a)	500	981
Retek, Inc. (a)	2,785	16,989
VeriSign, Inc. (a)	6,100	200,690
Vignette Corp. (a)	18,180	23,089
Yahoo!, Inc. (a)	10,180	382,972
		1,007,623
IT Services - 2.0%
Anteon International Corp. (a)	400	14,808
BearingPoint, Inc. (a)	1,600	13,920
Computer Sciences Corp. (a)	400	21,640
CSG Systems International, Inc. (a)	65	1,181
DST Systems, Inc. (a)	1,400	68,250
Fiserv, Inc. (a)	2,970	114,375
Infosys Technologies Ltd. sponsored ADR	4,120	296,310
Iron Mountain, Inc. (a)	1,305	39,320
Paychex, Inc.	640	21,222
SunGard Data Systems, Inc. (a)	7,810	207,043
The BISYS Group, Inc. (a)	1,880	30,099
		828,168
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.2%
Xerox Corp. (a)	1,800	$ 27,576
Zebra Technologies Corp. Class A (a)	9,100	457,548
		485,124
Semiconductors & Semiconductor Equipment - 8.1%
Agere Systems, Inc.:
Class A (a)	20,030	27,441
Class B (a)	15,700	21,352
Altera Corp. (a)	10,500	238,140
Brooks Automation, Inc. (a)	4,300	66,005
Conexant Systems, Inc. (a)	17,650	35,124
Cree, Inc. (a)	1,100	39,358
DuPont Photomasks, Inc. (a)	100	2,638
Integrated Circuit Systems, Inc. (a)	5,900	139,476
Integrated Device Technology, Inc. (a)	6,990	79,337
Intel Corp.	21,300	476,055
Intersil Corp. Class A	10,100	162,610
KLA-Tencor Corp. (a)	40	1,802
Lam Research Corp. (a)	5,180	134,732
Linear Technology Corp.	3,600	137,376
Maxim Integrated Products, Inc.	5,600	229,376
Microchip Technology, Inc.	24,270	683,929
Micron Technology, Inc. (a)	2,990	33,129
Novellus Systems, Inc. (a)	3,600	96,984
NVIDIA Corp. (a)	1,441	27,566
Photronics, Inc. (a)	8,200	154,488
PMC-Sierra, Inc. (a)	27,030	298,411
Rambus, Inc. (a)	800	18,488
Silicon Laboratories, Inc. (a)	380	11,453
STMicroelectronics NV (NY Shares)	7,100	142,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	136	1,084
United Microelectronics Corp. sponsored ADR	558	1,953
Varian Semiconductor Equipment Associates, Inc. (a)	1,200	42,624
		3,302,931
Software - 3.6%
Adobe Systems, Inc.	5,820	352,459
BEA Systems, Inc. (a)	9,250	74,740
BMC Software, Inc. (a)	1,700	31,586
Citrix Systems, Inc. (a)	4,470	105,537
Cognos, Inc. (a)	500	19,508
Concord Communications, Inc. (a)	100	929
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
E.piphany, Inc. (a)	3,054	$ 13,804
FileNET Corp. (a)	1,898	50,885
Jack Henry & Associates, Inc.	1,290	24,871
Macrovision Corp. (a)	100	2,655
Manhattan Associates, Inc. (a)	304	7,387
Mercury Interactive Corp. (a)	6,100	278,221
Parametric Technology Corp. (a)	12,800	74,880
Secure Computing Corp. (a)	167	1,740
Siebel Systems, Inc. (a)	19,619	197,760
VERITAS Software Corp. (a)	10,800	236,520
		1,473,482
TOTAL INFORMATION TECHNOLOGY		10,757,623
MATERIALS - 2.7%
Chemicals - 0.9%
Dow Chemical Co.	1,600	80,752
Ferro Corp.	2,500	57,200
Great Lakes Chemical Corp.	1,500	43,950
International Flavors & Fragrances, Inc.	1,200	48,600
Praxair, Inc.	2,700	121,230
		351,732
Construction Materials - 0.1%
Vulcan Materials Co.	800	41,480
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	3,410	71,337
Pactiv Corp. (a)	1,500	37,275
Sealed Air Corp. (a)	3,370	173,252
		281,864
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	3,050	119,347
Massey Energy Co.	2,800	98,336
Metal Management, Inc. (a)	600	15,768
Nucor Corp.	1,000	52,900
Phelps Dodge Corp.	1,400	135,982
		422,333
TOTAL MATERIALS		1,097,409
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR (a)	1,000	$ 24,520
XO Communications, Inc. (a)	1,600	4,368
		28,888
Wireless Telecommunication Services - 0.7%
Alamosa Holdings, Inc. (a)	1,800	19,620
America Movil SA de CV sponsored ADR	600	28,026
InPhonic, Inc.	1,700	43,367
KDDI Corp.	15	74,056
NII Holdings, Inc. (a)	500	21,630
USA Mobility, Inc. (a)	1,400	50,904
Wireless Facilities, Inc. (a)	5,900	48,852
		286,455
TOTAL TELECOMMUNICATION SERVICES		315,343
TOTAL COMMON STOCKS (Cost $35,302,811)		39,608,666
Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.98% (b) (Cost $1,130,579)	1,130,579	1,130,579
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $36,433,390)		40,739,245
NET OTHER ASSETS - (0.1)%		(33,066)
NET ASSETS - 100%		$ 40,706,179
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $11,252,000 of which $4,312,000 and $6,940,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (cost $36,433,390) - See accompanying schedule		$ 40,739,245
Receivable for investments sold		129,337
Receivable for fund shares sold		48,746
Dividends receivable		16,866
Interest receivable		1,699
Prepaid expenses		166
Receivable from investment adviser for expense reductions		6,801
Other receivables		4,892
Total assets		40,947,752

Liabilities
Payable for investments purchased	$ 71,860
Payable for fund shares redeemed	72,600
Accrued management fee	21,170
Transfer agent fee payable	19,512
Distribution fees payable	23,165
Other affiliated payables	2,750
Other payables and accrued expenses	30,516
Total liabilities		241,573

Net Assets		$ 40,706,179
Net Assets consist of:
Paid in capital		$ 47,812,848
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,412,582)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,305,913
Net Assets		$ 40,706,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,227,314 ÷ 723,113 shares)	$ 8.61

Maximum offering price per share (100/94.25 of $8.61)	$ 9.14
Class T: Net Asset Value and redemption price per share ($15,101,116 ÷ 1,772,461 shares)	$ 8.52

Maximum offering price per share (100/96.50 of $8.52)	$ 8.83
Class B: Net Asset Value and offering price per share ($9,593,481 ÷ 1,147,730 shares)A	$ 8.36

Class C: Net Asset Value and offering price per share ($9,135,812 ÷ 1,091,273 shares)A	$ 8.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($648,456 ÷ 74,311 shares)	$ 8.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended November 30, 2004

Investment Income
Dividends		$ 148,396
Interest		10,824
Security lending		1,490
Total income		160,710

Expenses
Management fee	$ 236,989
Transfer agent fees	236,776
Distribution fees	263,312
Accounting and security lending fees	35,416
Non-interested trustees' compensation	198
Custodian fees and expenses	17,165
Registration fees	54,121
Audit	34,872
Legal	1,814
Miscellaneous	8,871
Total expenses before reductions	889,534
Expense reductions	(169,206)	720,328
Net investment income (loss)		(559,618)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,515,901
Foreign currency transactions	145
Total net realized gain (loss)		3,516,046
Change in net unrealized appreciation (depreciation) on: Investment securities	(473,602)
Assets and liabilities in foreign currencies	49
Total change in net unrealized appreciation (depreciation)		(473,553)
Net gain (loss)		3,042,493
Net increase (decrease) in net assets resulting from operations		$ 2,482,875

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (559,618)	$ (374,848)
Net realized gain (loss)	3,516,046	2,514,920
Change in net unrealized appreciation (depreciation)	(473,553)	4,055,009
Net increase (decrease) in net assets resulting from operations	2,482,875	6,195,081
Share transactions - net increase (decrease)	4,161,402	1,324,213
Total increase (decrease) in net assets	6,644,277	7,519,294

Net Assets
Beginning of period	34,061,902	26,542,608
End of period	$ 40,706,179	$ 34,061,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 6.47	$ 8.08	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.06)	(.08)	(.01)	-H
Net realized and unrealized gain (loss)	.68	1.61	(1.53)	(.95)	(.95)
Total from investment operations	.59	1.55	(1.61)	(.96)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.61	$ 8.02	$ 6.47	$ 8.08	$ 9.05
Total ReturnB,C,D	7.36%	23.96%	(19.93)%	(10.62)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.90%	2.25%	2.05%	2.06%	31.94%A
Expenses net of voluntary waivers, if any	1.50%	1.54%	1.69%	1.75%	1.75%A
Expenses net of all reductions	1.45%	1.47%	1.49%	1.71%	1.75%A
Net investment income (loss)	(1.03)%	(.89)%	(1.07)%	(.14)%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,227	$ 4,177	$ 2,620	$ 3,320	$ 1,789
Portfolio turnover rate	94%	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 6.43	$ 8.06	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.11)	(.08)	(.10)	(.03)	-H
Net realized and unrealized gain (loss)	.68	1.60	(1.53)	(.95)	(.95)
Total from investment operations	.57	1.52	(1.63)	(.98)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.52	$ 7.95	$ 6.43	$ 8.06	$ 9.05
Total ReturnB,C,D	7.17%	23.64%	(20.22)%	(10.84)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.25%	2.47%	2.16%	2.30%	32.36%A
Expenses net of voluntary waivers, if any	1.75%	1.79%	1.92%	2.00%	2.00%A
Expenses net of all reductions	1.71%	1.72%	1.72%	1.96%	2.00%A
Net investment income (loss)	(1.28)%	(1.14)%	(1.29)%	(.39)%	.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,101	$ 12,458	$ 10,511	$ 14,165	$ 2,767
Portfolio turnover rate	94%	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.84	$ 6.37	$ 8.02	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.14)	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	.66	1.58	(1.52)	(.94)	(.95)
Total from investment operations	.52	1.47	(1.65)	(1.02)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.36	$ 7.84	$ 6.37	$ 8.02	$ 9.05
Total ReturnB,C,D	6.63%	23.08%	(20.57)%	(11.29)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.67%	2.92%	2.73%	2.86%	32.87%A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.43%	2.50%	2.50%A
Expenses net of all reductions	2.21%	2.18%	2.23%	2.46%	2.50%A
Net investment income (loss)	(1.78)%	(1.60)%	(1.81)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,593	$ 8,422	$ 6,262	$ 8,038	$ 1,659
Portfolio turnover rate	94%	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.38	$ 8.03	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.14)	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	.66	1.58	(1.52)	(.93)	(.95)
Total from investment operations	.52	1.47	(1.65)	(1.01)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.37	$ 7.85	$ 6.38	$ 8.03	$ 9.05
Total ReturnB,C,D	6.62%	23.04%	(20.55)%	(11.18)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.52%	2.77%	2.58%	2.79%	32.69%A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.36%	2.50%	2.50%A
Expenses net of all reductions	2.21%	2.18%	2.16%	2.46%	2.50%A
Net investment income (loss)	(1.78)%	(1.61)%	(1.74)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,136	$ 8,427	$ 6,636	$ 8,532	$ 1,224
Portfolio turnover rate	94%	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2004	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 6.52	$ 8.11	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.07)	(.04)	(.05)	.01	.01
Net realized and unrealized gain (loss)	.70	1.62	(1.54)	(.95)	(.95)
Total from investment operations	.63	1.58	(1.59)	(.94)	(.94)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.73	$ 8.10	$ 6.52	$ 8.11	$ 9.06
Total ReturnB,C	7.78%	24.23%	(19.61)%	(10.39)%	(9.40)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.35%	1.61%	1.43%	1.73%	31.51%A
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.27%	1.50%	1.50%A
Expenses net of all reductions	1.20%	1.18%	1.07%	1.46%	1.50%A
Net investment income (loss)	(.78)%	(.61)%	(.64)%	.11%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648	$ 579	$ 513	$ 761	$ 325
Portfolio turnover rate	94%	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2004

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 6,709,458
Unrealized depreciation	(2,564,356)
Net unrealized appreciation (depreciation)	4,145,102
Capital loss carryforward	(11,251,773)

Cost for federal income tax purposes	$ 36,594,143

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $38,658,445 and $34,956,184, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 13,408	$ 85
Class T	.25%	.25%	69,244	-
Class B	.75%	.25%	90,272	67,703
Class C	.75%	.25%	90,388	17,563
			$ 263,312	$ 85,351

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,284
Class T	12,714
Class B*	45,970
Class C*	2,682
$ 77,650

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 33,387.62
Class T	99,338.72
Class B	57,498.64
Class C	44,539.49
Institutional Class	2,014.32
	$ 236,776

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $11,404 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,028 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 21,629
Class T	1.75%	68,762
Class B	2.25%	37,379
Class C	2.25%	24,471
Institutional Class	1.25%	653
		$ 152,894

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $16,312 for the period.

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2004	2003	2004	2003
Class A
Shares sold	377,272	244,577	$ 3,139,679	$ 1,722,170
Shares redeemed	(175,236)	(128,450)	(1,453,350)	(880,316)
Net increase (decrease)	202,036	116,127	$ 1,686,329	$ 841,854
Class T
Shares sold	758,262	442,489	$ 6,209,847	$ 3,023,259
Shares redeemed	(552,792)	(509,774)	(4,525,646)	(3,391,934)
Net increase (decrease)	205,470	(67,285)	$ 1,684,201	$ (368,675)
Class B
Shares sold	359,634	340,312	$ 2,916,093	$ 2,312,985
Shares redeemed	(286,300)	(249,139)	(2,305,579)	(1,653,902)
Net increase (decrease)	73,334	91,173	$ 610,514	$ 659,083
Class C
Shares sold	368,284	327,135	$ 2,975,514	$ 2,159,687
Shares redeemed	(350,351)	(293,843)	(2,819,767)	(1,926,688)
Net increase (decrease)	17,933	33,292	$ 155,747	$ 232,999
Institutional Class
Shares sold	22,481	11,899	$ 187,161	$ 86,133
Shares redeemed	(19,658)	(19,157)	(162,550)	(127,181)
Net increase (decrease)	2,823	(7,258)	$ 24,611	$ (41,048)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Advisor Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Aggressive Growth Fund (a fund of Fidelity Securities Fund) at November 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 11, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Aggressive Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technologybased business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (46)

Year of Election or Appointment: 2002

Vice President of Advisor Aggressive Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Rajiv Kaul (33)

Year of Election or Appointment: 2003

Vice President of Advisor Aggressive Growth. Mr. Kaul serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Kaul managed a variety of Fidelity funds. Mr. Kaul also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 2000

Secretary of Advisor Aggressive Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Aggressive Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Aggressive Growth. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Aggressive Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Aggressive Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Aggressive Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Aggressive Growth. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2000 Assistant Treasurer of Advisor Aggressive Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Aggressive Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Aggressive Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Aggressive Growth. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Aggressive Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.A
	# of Votes	% of Votes
Affirmative	31,883,774,629.45	74.417
Against	8,183,381,781.77	19.100
Abstain	1,638,852,719.00	3.825
Broker Non-Votes	1,138,987,331.08	2.658
TOTAL	42,844,996,461.30	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	40,460,518,026.37	94.435
Withheld	2,384,478,434.93	5.565
TOTAL	42,844,996,461.30	100.000
Ralph F. Cox
Affirmative	40,352,191,948.09	94.182
Withheld	2,492,804,513.21	5.818
TOTAL	42,844,996,461.30	100.000
Laura B. Cronin
Affirmative	40,424,410,070.14	94.350
Withheld	2,420,586,391.16	5.650
TOTAL	42,844,996,461.30	100.000
Robert M. Gates
Affirmative	40,432,546,388.62	94.369
Withheld	2,412,450,072.68	5.631
TOTAL	42,844,996,461.30	100.000
George H. Heilmeier
Affirmative	40,445,405,455.55	94.399
Withheld	2,399,591,005.75	5.601
TOTAL	42,844,996,461.30	100.000
Abigail P. Johnson
Affirmative	40,331,726,176.04	94.134
Withheld	2,513,270,285.26	5.866
TOTAL	42,844,996,461.30	100.000
Edward C. Johnson 3d
Affirmative	40,301,779,769.00	94.064
Withheld	2,543,216,692.30	5.936
TOTAL	42,844,996,461.30	100.000
Donald J. Kirk
Affirmative	40,378,377,883.82	94.243
Withheld	2,466,618,577.48	5.757
TOTAL	42,844,996,461.30	100.000
Marie L. Knowles
Affirmative	40,472,201,003.05	94.462
Withheld	2,372,795,458.25	5.538
TOTAL	42,844,996,461.30	100.000
Ned C. Lautenbach
Affirmative	40,485,953,391.65	94.494
Withheld	2,359,043,069.65	5.506
TOTAL	42,844,996,461.30	100.000
Marvin L. Mann
Affirmative	40,392,875,977.31	94.277
Withheld	2,452,120,483.99	5.723
TOTAL	42,844,996,461.30	100.000
William O. McCoy
Affirmative	40,409,897,384.16	94.316
Withheld	2,435,099,077.14	5.684
TOTAL	42,844,996,461.30	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	40,470,266,358.65	94.457
Withheld	2,374,730,102.65	5.543
TOTAL	42,844,996,461.30	100.000
William S. Stavropoulos
Affirmative	40,442,710,981.11	94.393
Withheld	2,402,285,480.19	5.607
TOTAL	42,844,996,461.30	100.000
A Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AAG-UANN-0105
1.786669.101

Fidelity® Advisor

Aggressive Growth

Fund - Institutional Class

Annual Report

November 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED ·MAY LOSE VALUE ·NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2004	Past 1 year	Life of fundA
Institutional Class	7.78%	-3.27%

A From November 13, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Institutional Class on November 13, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Rajiv Kaul, Portfolio Manager of Fidelity® Advisor Aggressive Growth Fund

Despite surging oil prices, a struggling job market and four interest rate hikes in a five-month span, U.S. equity markets posted solid gains for the 12-month period ending November 30, 2004, and were closing in on a second straight year in the black. There was great disparity in the market during the past year. For instance, value stocks trounced their growth counterparts during the period. To illustrate, the Russell 1000® Value Index shot up 19.67%, while the Russell 1000 Growth Index rose only 5.83%. Meanwhile, small- and mid-cap stocks vastly outperformed larger-cap stocks. Energy was the best-performing sector of the market, propelled by a spike in oil prices. Conversely, technology stocks dipped lower in response to a slowdown in corporate capital spending. For the 12-month period overall, the Standard & Poor's 500SM Index returned 12.86% - slightly above its historical average. Elsewhere, the Dow Jones Industrial AverageSM rose 8.87% and the tech-heavy NASDAQ Composite® Index advanced 7.50%.

For the 12 months ending November 30, 2004, the funds Institutional Class shares returned 7.78%, which fell short of the 11.40% return of the Russell Midcap® Growth Index and the 12.52% gain of the LipperSM Mid-Cap Funds Average. The last month or so of the period saw significant underperformance in the pharmaceuticals and biotechnology group, where the fund carried a large overweighting. ImClone Systems was the biggest detractor compared with the index and also hurt on an absolute basis. The stock had a huge run-up from March through the end of June but was subsequently hit with profit taking. Millennium Pharmaceuticals also struggled, as the stock experienced volatility even as the company continued to narrow its losses. On the positive side, Irish drug stock Elan was by far the fund's best performer both in absolute terms and relative to the index. The stock was boosted by the Food and Drug Administration's approval of Tysabri, the company's drug for multiple sclerosis. Internet portal Yahoo! also turned in a strong performance, as the company's paid-search business got a boost from its acquisition of Overture Services.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Class A
Actual	$ 1,000.00	$ 1,010.60	$ 7.54**
HypotheticalA	$ 1,000.00	$ 1,017.41	$ 7.59**
Class T
Actual	$ 1,000.00	$ 1,009.50	$ 8.79**
HypotheticalA	$ 1,000.00	$ 1,016.14	$ 8.86**
Class B
Actual	$ 1,000.00	$ 1,007.20	$ 11.29**
HypotheticalA	$ 1,000.00	$ 1,013.61	$ 11.39**
Class C
Actual	$ 1,000.00	$ 1,007.20	$ 11.29**
HypotheticalA	$ 1,000.00	$ 1,013.61	$ 11.39**
Institutional Class
Actual	$ 1,000.00	$ 1,012.80	$ 6.29**
HypotheticalA	$ 1,000.00	$ 1,018.67	$ 6.33**

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%**
Class T	1.75%**
Class B	2.25%**
Class C	2.25%**
Institutional Class	1.25%**

Annual Report

**If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.30%
Actual		$ 6.53**
HypotheticalA		$ 6.58**
Class T	1.55%
Actual		$ 7.79**
HypotheticalA		$ 7.85**
Class B	2.05%
Actual		$ 10.29**
HypotheticalA		$ 10.38**
Class C	2.05%
Actual		$ 10.29**
HypotheticalA		$ 10.38**
Institutional Class	1.05%
Actual		$ 5.28**
HypotheticalA		$ 5.32**

A 5% return per year before expenses

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	3.4	4.1
Biogen Idec, Inc.	3.3	3.3
Elan Corp. PLC sponsored ADR	2.8	3.2
Juniper Networks, Inc.	2.3	0.2
Biomet, Inc.	2.2	1.8
Microchip Technology, Inc.	1.7	1.8
Millennium Pharmaceuticals, Inc.	1.2	1.3
Baker Hughes, Inc.	1.2	0.0
Intel Corp.	1.2	0.1
QUALCOMM, Inc.	1.1	1.0
	20.4
Top Five Market Sectors as of November 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	32.3	35.6
Information Technology	26.4	26.4
Consumer Discretionary	15.3	17.8
Industrials	8.5	6.3
Energy	5.3	2.9
Asset Allocation (% of fund's net assets)
As of November 30, 2004 *		As of May 31, 2004 **
	Stocks 97.3%		Stocks 97.0%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	6.4%	** Foreign investments	7.1%

Annual Report

Investments November 30, 2004

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.2%
Gentex Corp.	800	$ 25,856
Johnson Controls, Inc.	700	42,980
		68,836
Hotels, Restaurants & Leisure - 4.1%
Brinker International, Inc. (a)	3,680	125,598
California Pizza Kitchen, Inc. (a)	2,600	65,130
Harrah's Entertainment, Inc.	960	58,944
Hilton Hotels Corp.	6,600	136,356
International Game Technology	710	25,099
Krispy Kreme Doughnuts, Inc. (a)	1,800	18,126
Mandalay Resort Group	800	55,760
Marriott International, Inc. Class A	1,890	107,447
Outback Steakhouse, Inc.	1,700	73,610
Penn National Gaming, Inc. (a)	2,200	116,094
Starbucks Corp. (a)	2,020	113,645
Station Casinos, Inc.	2,100	119,784
Sunterra Corp. (a)	1,500	16,545
The Cheesecake Factory, Inc. (a)	1,480	72,357
Wendy's International, Inc.	4,400	156,948
Yum! Brands, Inc.	8,780	398,612
		1,660,055
Household Durables - 1.9%
Black & Decker Corp.	1,910	160,612
Fortune Brands, Inc.	3,800	298,224
Harman International Industries, Inc.	1,720	211,302
Mohawk Industries, Inc. (a)	980	85,946
		756,084
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	2,200	247,390
eDiets.com, Inc. (a)	400	1,400
		248,790
Leisure Equipment & Products - 0.6%
Brunswick Corp.	3,400	165,988
Mattel, Inc.	1,960	37,142
Polaris Industries, Inc.	800	52,720
		255,850
Media - 2.4%
E.W. Scripps Co. Class A	4,100	191,634
Entercom Communications Corp. Class A (a)	540	19,451
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Getty Images, Inc. (a)	1,480	$ 86,210
Lamar Advertising Co. Class A (a)	810	31,946
NTL, Inc. (a)	1,582	110,076
Pixar (a)	1,670	151,419
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	200	2,420
Radio One, Inc. Class D (non-vtg.) (a)	1,000	13,950
The New York Times Co. Class A	2,140	87,740
Univision Communications, Inc. Class A (a)	2,700	81,270
Westwood One, Inc. (a)	2,590	58,068
XM Satellite Radio Holdings, Inc. Class A (a)	3,500	129,185
		963,369
Multiline Retail - 0.9%
99 Cents Only Stores (a)	500	7,460
Big Lots, Inc. (a)	3,930	45,588
Dollar General Corp.	2,500	49,375
Dollar Tree Stores, Inc. (a)	3,560	99,075
Family Dollar Stores, Inc.	2,450	71,785
Nordstrom, Inc.	2,500	109,375
		382,658
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	2,400	109,320
AutoZone, Inc. (a)	690	59,064
Bed Bath & Beyond, Inc. (a)	3,100	123,777
Chico's FAS, Inc. (a)	4,720	182,192
Christopher & Banks Corp.	3,690	72,804
Circuit City Stores, Inc.	1,600	24,944
Foot Locker, Inc.	1,000	25,980
Hot Topic, Inc. (a)	4,155	68,017
Jo-Ann Stores, Inc. (a)	700	19,264
Kirkland's, Inc. (a)	1,200	11,520
PETsMART, Inc.	6,360	217,957
Pier 1 Imports, Inc.	1,100	20,064
RadioShack Corp.	1,300	41,041
Ross Stores, Inc.	10,480	281,912
Select Comfort Corp. (a)	6,890	134,286
Weight Watchers International, Inc. (a)	2,810	111,417
Williams-Sonoma, Inc. (a)	2,170	79,444
		1,583,003
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc. (a)	5,580	$ 278,107
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	550	16,236
		294,343
TOTAL CONSUMER DISCRETIONARY		6,212,988
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 0.9%
CVS Corp.	6,100	276,757
Whole Foods Market, Inc.	1,310	118,909
		395,666
Food Products - 1.1%
Bunge Ltd.	600	31,632
Del Monte Foods Co. (a)	11,890	129,007
Hershey Foods Corp.	3,680	190,624
McCormick & Co., Inc. (non-vtg.)	1,700	61,965
Smithfield Foods, Inc. (a)	700	20,335
Wm. Wrigley Jr. Co.	70	4,816
		438,379
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	2,900	126,556
TOTAL CONSUMER STAPLES		960,601
ENERGY - 5.3%
Energy Equipment & Services - 3.9%
Baker Hughes, Inc.	10,900	483,197
BJ Services Co.	200	10,134
Cooper Cameron Corp. (a)	3,700	193,103
ENSCO International, Inc.	2,110	66,064
Halliburton Co.	600	24,810
Nabors Industries Ltd. (a)	1,260	65,520
Noble Corp. (a)	1,870	90,602
Patterson-UTI Energy, Inc.	6,640	132,800
Smith International, Inc. (a)	3,530	213,812
Weatherford International Ltd. (a)	5,430	289,853
		1,569,895
Oil & Gas - 1.4%
EOG Resources, Inc.	1,400	105,098
Pioneer Natural Resources Co.	5,170	181,984
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp.	3,640	$ 193,866
Valero Energy Corp.	400	18,716
XTO Energy, Inc.	2,100	76,335
		575,999
TOTAL ENERGY		2,145,894
FINANCIALS - 3.7%
Capital Markets - 2.1%
Ameritrade Holding Corp. (a)	7,880	109,768
E*TRADE Financial Corp. (a)	8,700	120,582
Eaton Vance Corp. (non-vtg.)	3,010	144,330
Federated Investors, Inc. Class B (non-vtg.)	1,580	46,484
Goldman Sachs Group, Inc.	400	41,904
Investors Financial Services Corp.	200	8,768
Legg Mason, Inc.	2,880	196,243
SEI Investments Co.	1,800	70,398
T. Rowe Price Group, Inc.	1,250	73,950
Waddell & Reed Financial, Inc. Class A	2,400	54,480
		866,907
Commercial Banks - 0.6%
North Fork Bancorp, Inc., New York	2,100	60,480
Sumitomo Mitsui Financial Group, Inc.	10	69,488
Synovus Financial Corp.	3,640	98,280
UnionBanCal Corp.	300	18,549
		246,797
Real Estate - 0.0%
Catellus Development Corp.	77	2,418
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	400	13,284
MGIC Investment Corp.	1,600	108,800
New York Community Bancorp, Inc.	5,073	100,344
Radian Group, Inc.	3,000	153,750
The PMI Group, Inc.	300	12,354
		388,532
TOTAL FINANCIALS		1,504,654
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 32.3%
Biotechnology - 13.9%
Alkermes, Inc. (a)	900	$ 12,411
Amylin Pharmaceuticals, Inc. (a)	2,990	60,936
Biogen Idec, Inc. (a)	23,080	1,354,334
Celgene Corp. (a)	5,840	160,133
Cephalon, Inc. (a)	1,440	68,443
Charles River Laboratories International, Inc. (a)	1,720	80,410
Dendreon Corp. (a)	10,700	104,967
DOV Pharmaceutical, Inc. (a)	7,000	129,570
Dyax Corp. (a)	3,700	29,341
Enzon Pharmaceuticals, Inc. (a)	2,500	33,850
Genentech, Inc. (a)	28,740	1,386,699
Genzyme Corp. - General Division (a)	300	16,803
Gilead Sciences, Inc. (a)	600	20,676
Harvard Bioscience, Inc. (a)	2,600	10,322
ICOS Corp. (a)	600	14,490
ImClone Systems, Inc. (a)	7,870	332,271
Invitrogen Corp. (a)	800	48,400
Medarex, Inc. (a)	15,500	168,950
MedImmune, Inc. (a)	8,710	231,686
Millennium Pharmaceuticals, Inc. (a)	39,580	499,500
Neurocrine Biosciences, Inc. (a)	240	11,040
ONYX Pharmaceuticals, Inc. (a)	1,500	46,920
Oscient Pharmaceuticals Corp. (a)	7,642	24,913
OSI Pharmaceuticals, Inc. (a)	400	19,032
Pharmion Corp.	10,300	436,102
Protein Design Labs, Inc. (a)	18,470	334,676
Trimeris, Inc. (a)	1,400	17,374
		5,654,249
Health Care Equipment & Supplies - 6.6%
Advanced Medical Optics, Inc. (a)	1,600	66,528
Alcon, Inc.	290	21,611
Bausch & Lomb, Inc.	500	29,440
Baxter International, Inc.	10,330	326,945
Beckman Coulter, Inc.	1,700	111,282
Biomet, Inc.	19,130	915,753
C.R. Bard, Inc.	4,760	285,172
Cooper Companies, Inc.	600	41,718
Cyberonics, Inc. (a)	600	11,142
Cytyc Corp. (a)	3,500	93,940
DENTSPLY International, Inc.	1,650	86,807
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	3,300	$ 124,113
Inverness Medical Innovations, Inc. (a)	1,200	29,160
ResMed, Inc. (a)	2,600	130,156
Waters Corp. (a)	2,250	104,985
Zimmer Holdings, Inc. (a)	3,510	286,416
		2,665,168
Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	620	36,543
Andrx Corp. (a)	1,400	24,920
Anthem, Inc. (a)	1,000	101,330
Cerner Corp. (a)	800	42,176
Computer Programs & Systems, Inc.	100	2,160
Covance, Inc. (a)	3,100	122,326
Coventry Health Care, Inc. (a)	1,760	87,349
DaVita, Inc. (a)	450	14,949
Health Management Associates, Inc. Class A	4,640	102,498
Henry Schein, Inc. (a)	1,300	84,734
Humana, Inc. (a)	1,400	34,748
Laboratory Corp. of America Holdings (a)	1,400	67,130
Lincare Holdings, Inc. (a)	7,700	297,143
Medco Health Solutions, Inc. (a)	84	3,168
Omnicare, Inc.	700	22,687
PacifiCare Health Systems, Inc. (a)	400	19,360
Patterson Companies, Inc. (a)	1,400	57,204
Pharmaceutical Product Development, Inc. (a)	2,000	84,220
Quest Diagnostics, Inc.	1,000	93,750
Renal Care Group, Inc. (a)	2,100	69,930
Triad Hospitals, Inc. (a)	670	24,582
UnitedHealth Group, Inc.	3,940	326,429
Universal Health Services, Inc. Class B	2,720	123,814
WellChoice, Inc. (a)	900	44,091
		1,887,241
Pharmaceuticals - 7.2%
aaiPharma, Inc. (a)	850	2,627
Allergan, Inc.	20	1,470
Barr Pharmaceuticals, Inc. (a)	1,927	75,249
Elan Corp. PLC sponsored ADR (a)	43,220	1,141,008
Endo Pharmaceuticals Holdings, Inc. (a)	3,700	75,776
Eon Labs, Inc. (a)	900	24,264
Guilford Pharmaceuticals, Inc. (a)	9,400	53,016
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Impax Laboratories, Inc. (a)	10,800	$ 135,216
IVAX Corp. (a)	2,750	42,928
MGI Pharma, Inc. (a)	12,300	331,977
NitroMed, Inc.	7,200	150,480
Salix Pharmaceuticals Ltd. (a)	900	13,635
Schering-Plough Corp.	19,900	355,215
Sepracor, Inc. (a)	10,250	456,228
UCB SA	1,110	57,413
Watson Pharmaceuticals, Inc. (a)	950	27,598
		2,944,100
TOTAL HEALTH CARE		13,150,758
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.7%
EADS NV	5,180	156,651
EDO Corp.	2,500	76,175
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,030	84,749
KVH Industries, Inc. (a)	200	2,020
Lockheed Martin Corp.	1,800	109,512
Precision Castparts Corp.	1,500	97,260
Rockwell Collins, Inc.	4,300	171,398
		697,765
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	1,000	53,260
Ryder System, Inc.	500	26,820
		80,080
Airlines - 0.3%
Southwest Airlines Co.	8,000	125,840
Building Products - 0.7%
American Standard Companies, Inc. (a)	6,790	264,403
Trex Co., Inc. (a)	400	18,780
		283,183
Commercial Services & Supplies - 2.5%
Career Education Corp. (a)	1,900	73,910
ChoicePoint, Inc. (a)	526	23,065
Cintas Corp.	3,898	174,319
Corinthian Colleges, Inc. (a)	900	15,683
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Education Management Corp. (a)	1,438	$ 47,655
Equifax, Inc.	2,330	64,355
H&R Block, Inc.	2,390	114,003
Herman Miller, Inc.	2,130	52,319
HNI Corp.	800	33,912
Manpower, Inc.	200	9,674
Pitney Bowes, Inc.	3,050	133,499
Robert Half International, Inc.	10,530	284,626
		1,027,020
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	1,400	40,796
Granite Construction, Inc.	2,200	58,388
MasTec, Inc. (a)	800	6,712
		105,896
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	1,100	52,030
Industrial Conglomerates - 0.6%
3M Co.	1,090	86,753
Tyco International Ltd.	4,720	160,338
		247,091
Machinery - 0.9%
AGCO Corp. (a)	2,030	44,234
Astec Industries, Inc. (a)	2,900	48,256
Dover Corp.	2,100	84,945
ITT Industries, Inc.	1,760	149,811
Pall Corp.	700	18,963
SPX Corp.	500	20,555
		366,764
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	1,000	45,040
CSX Corp.	1,000	38,130
Norfolk Southern Corp.	2,600	89,258
Union Pacific Corp.	600	38,064
		210,492
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
Fastenal Co.	4,020	$ 245,863
MSC Industrial Direct Co., Inc. Class A	600	21,372
		267,235
TOTAL INDUSTRIALS		3,463,396
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 5.6%
Advanced Fibre Communications, Inc. (a)	1,100	17,985
Andrew Corp. (a)	2,100	29,820
Arris Group, Inc. (a)	500	2,845
AudioCodes Ltd. (a)	8,160	119,952
Avocent Corp. (a)	1,000	37,930
CIENA Corp. (a)	10,000	25,500
Corning, Inc. (a)	17,470	219,773
Enterasys Networks, Inc. (a)	13,270	23,223
Extreme Networks, Inc. (a)	1,700	11,611
Finisar Corp. (a)	26,500	48,495
InterDigital Communication Corp. (a)	1,200	24,420
JDS Uniphase Corp. (a)	9,500	30,115
Juniper Networks, Inc. (a)	33,600	925,008
Motorola, Inc.	1,040	20,030
Polycom, Inc. (a)	870	19,871
Powerwave Technologies, Inc. (a)	3,900	31,543
QUALCOMM, Inc.	11,120	462,814
SafeNet, Inc. (a)	4,789	170,776
Sycamore Networks, Inc. (a)	3,500	13,125
Tellabs, Inc. (a)	5,100	43,605
		2,278,441
Computers & Peripherals - 2.3%
Apple Computer, Inc. (a)	2,800	187,740
Dell, Inc. (a)	600	24,312
Diebold, Inc.	4,110	218,652
Electronics for Imaging, Inc. (a)	1,643	27,487
Emulex Corp. (a)	3,900	55,146
Hutchinson Technology, Inc. (a)	500	16,385
Lexmark International, Inc. Class A (a)	3,620	307,338
Maxtor Corp. (a)	3,500	13,370
QLogic Corp. (a)	600	20,634
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	1,500	$ 22,470
Western Digital Corp. (a)	3,100	30,287
		923,821
Electronic Equipment & Instruments - 1.1%
Arrow Electronics, Inc. (a)	1,500	36,795
CDW Corp.	1,200	78,864
Celestica, Inc. (sub. vtg.) (a)	900	13,698
Ingram Micro, Inc. Class A (a)	800	15,392
KEMET Corp. (a)	2,700	23,922
Molex, Inc.	100	2,757
Sanmina-SCI Corp. (a)	3,900	34,437
Solectron Corp. (a)	21,500	134,375
Symbol Technologies, Inc.	7,770	117,793
		458,033
Internet Software & Services - 2.5%
Ask Jeeves, Inc. (a)	1,200	31,008
Google, Inc. Class A	1,800	329,400
Interwoven, Inc. (a)	2,319	22,494
Lastminute.com PLC (a)	500	981
Retek, Inc. (a)	2,785	16,989
VeriSign, Inc. (a)	6,100	200,690
Vignette Corp. (a)	18,180	23,089
Yahoo!, Inc. (a)	10,180	382,972
		1,007,623
IT Services - 2.0%
Anteon International Corp. (a)	400	14,808
BearingPoint, Inc. (a)	1,600	13,920
Computer Sciences Corp. (a)	400	21,640
CSG Systems International, Inc. (a)	65	1,181
DST Systems, Inc. (a)	1,400	68,250
Fiserv, Inc. (a)	2,970	114,375
Infosys Technologies Ltd. sponsored ADR	4,120	296,310
Iron Mountain, Inc. (a)	1,305	39,320
Paychex, Inc.	640	21,222
SunGard Data Systems, Inc. (a)	7,810	207,043
The BISYS Group, Inc. (a)	1,880	30,099
		828,168
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.2%
Xerox Corp. (a)	1,800	$ 27,576
Zebra Technologies Corp. Class A (a)	9,100	457,548
		485,124
Semiconductors & Semiconductor Equipment - 8.1%
Agere Systems, Inc.:
Class A (a)	20,030	27,441
Class B (a)	15,700	21,352
Altera Corp. (a)	10,500	238,140
Brooks Automation, Inc. (a)	4,300	66,005
Conexant Systems, Inc. (a)	17,650	35,124
Cree, Inc. (a)	1,100	39,358
DuPont Photomasks, Inc. (a)	100	2,638
Integrated Circuit Systems, Inc. (a)	5,900	139,476
Integrated Device Technology, Inc. (a)	6,990	79,337
Intel Corp.	21,300	476,055
Intersil Corp. Class A	10,100	162,610
KLA-Tencor Corp. (a)	40	1,802
Lam Research Corp. (a)	5,180	134,732
Linear Technology Corp.	3,600	137,376
Maxim Integrated Products, Inc.	5,600	229,376
Microchip Technology, Inc.	24,270	683,929
Micron Technology, Inc. (a)	2,990	33,129
Novellus Systems, Inc. (a)	3,600	96,984
NVIDIA Corp. (a)	1,441	27,566
Photronics, Inc. (a)	8,200	154,488
PMC-Sierra, Inc. (a)	27,030	298,411
Rambus, Inc. (a)	800	18,488
Silicon Laboratories, Inc. (a)	380	11,453
STMicroelectronics NV (NY Shares)	7,100	142,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	136	1,084
United Microelectronics Corp. sponsored ADR	558	1,953
Varian Semiconductor Equipment Associates, Inc. (a)	1,200	42,624
		3,302,931
Software - 3.6%
Adobe Systems, Inc.	5,820	352,459
BEA Systems, Inc. (a)	9,250	74,740
BMC Software, Inc. (a)	1,700	31,586
Citrix Systems, Inc. (a)	4,470	105,537
Cognos, Inc. (a)	500	19,508
Concord Communications, Inc. (a)	100	929
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
E.piphany, Inc. (a)	3,054	$ 13,804
FileNET Corp. (a)	1,898	50,885
Jack Henry & Associates, Inc.	1,290	24,871
Macrovision Corp. (a)	100	2,655
Manhattan Associates, Inc. (a)	304	7,387
Mercury Interactive Corp. (a)	6,100	278,221
Parametric Technology Corp. (a)	12,800	74,880
Secure Computing Corp. (a)	167	1,740
Siebel Systems, Inc. (a)	19,619	197,760
VERITAS Software Corp. (a)	10,800	236,520
		1,473,482
TOTAL INFORMATION TECHNOLOGY		10,757,623
MATERIALS - 2.7%
Chemicals - 0.9%
Dow Chemical Co.	1,600	80,752
Ferro Corp.	2,500	57,200
Great Lakes Chemical Corp.	1,500	43,950
International Flavors & Fragrances, Inc.	1,200	48,600
Praxair, Inc.	2,700	121,230
		351,732
Construction Materials - 0.1%
Vulcan Materials Co.	800	41,480
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	3,410	71,337
Pactiv Corp. (a)	1,500	37,275
Sealed Air Corp. (a)	3,370	173,252
		281,864
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	3,050	119,347
Massey Energy Co.	2,800	98,336
Metal Management, Inc. (a)	600	15,768
Nucor Corp.	1,000	52,900
Phelps Dodge Corp.	1,400	135,982
		422,333
TOTAL MATERIALS		1,097,409
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR (a)	1,000	$ 24,520
XO Communications, Inc. (a)	1,600	4,368
		28,888
Wireless Telecommunication Services - 0.7%
Alamosa Holdings, Inc. (a)	1,800	19,620
America Movil SA de CV sponsored ADR	600	28,026
InPhonic, Inc.	1,700	43,367
KDDI Corp.	15	74,056
NII Holdings, Inc. (a)	500	21,630
USA Mobility, Inc. (a)	1,400	50,904
Wireless Facilities, Inc. (a)	5,900	48,852
		286,455
TOTAL TELECOMMUNICATION SERVICES		315,343
TOTAL COMMON STOCKS (Cost $35,302,811)		39,608,666
Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.98% (b) (Cost $1,130,579)	1,130,579	1,130,579
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $36,433,390)		40,739,245
NET OTHER ASSETS - (0.1)%		(33,066)
NET ASSETS - 100%		$ 40,706,179
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $11,252,000 of which $4,312,000 and $6,940,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (cost $36,433,390) - See accompanying schedule		$ 40,739,245
Receivable for investments sold		129,337
Receivable for fund shares sold		48,746
Dividends receivable		16,866
Interest receivable		1,699
Prepaid expenses		166
Receivable from investment adviser for expense reductions		6,801
Other receivables		4,892
Total assets		40,947,752

Liabilities
Payable for investments purchased	$ 71,860
Payable for fund shares redeemed	72,600
Accrued management fee	21,170
Transfer agent fee payable	19,512
Distribution fees payable	23,165
Other affiliated payables	2,750
Other payables and accrued expenses	30,516
Total liabilities		241,573

Net Assets		$ 40,706,179
Net Assets consist of:
Paid in capital		$ 47,812,848
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,412,582)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,305,913
Net Assets		$ 40,706,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,227,314 ÷ 723,113 shares)	$ 8.61

Maximum offering price per share (100/94.25 of $8.61)	$ 9.14
Class T: Net Asset Value and redemption price per share ($15,101,116 ÷ 1,772,461 shares)	$ 8.52

Maximum offering price per share (100/96.50 of $8.52)	$ 8.83
Class B: Net Asset Value and offering price per share ($9,593,481 ÷ 1,147,730 shares)A	$ 8.36

Class C: Net Asset Value and offering price per share ($9,135,812 ÷ 1,091,273 shares)A	$ 8.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($648,456 ÷ 74,311 shares)	$ 8.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended November 30, 2004

Investment Income
Dividends		$ 148,396
Interest		10,824
Security lending		1,490
Total income		160,710

Expenses
Management fee	$ 236,989
Transfer agent fees	236,776
Distribution fees	263,312
Accounting and security lending fees	35,416
Non-interested trustees' compensation	198
Custodian fees and expenses	17,165
Registration fees	54,121
Audit	34,872
Legal	1,814
Miscellaneous	8,871
Total expenses before reductions	889,534
Expense reductions	(169,206)	720,328
Net investment income (loss)		(559,618)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,515,901
Foreign currency transactions	145
Total net realized gain (loss)		3,516,046
Change in net unrealized appreciation (depreciation) on: Investment securities	(473,602)
Assets and liabilities in foreign currencies	49
Total change in net unrealized appreciation (depreciation)		(473,553)
Net gain (loss)		3,042,493
Net increase (decrease) in net assets resulting from operations		$ 2,482,875

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (559,618)	$ (374,848)
Net realized gain (loss)	3,516,046	2,514,920
Change in net unrealized appreciation (depreciation)	(473,553)	4,055,009
Net increase (decrease) in net assets resulting from operations	2,482,875	6,195,081
Share transactions - net increase (decrease)	4,161,402	1,324,213
Total increase (decrease) in net assets	6,644,277	7,519,294

Net Assets
Beginning of period	34,061,902	26,542,608
End of period	$ 40,706,179	$ 34,061,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 6.47	$ 8.08	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.06)	(.08)	(.01)	-H
Net realized and unrealized gain (loss)	.68	1.61	(1.53)	(.95)	(.95)
Total from investment operations	.59	1.55	(1.61)	(.96)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.61	$ 8.02	$ 6.47	$ 8.08	$ 9.05
Total ReturnB,C,D	7.36%	23.96%	(19.93)%	(10.62)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.90%	2.25%	2.05%	2.06%	31.94%A
Expenses net of voluntary waivers, if any	1.50%	1.54%	1.69%	1.75%	1.75%A
Expenses net of all reductions	1.45%	1.47%	1.49%	1.71%	1.75%A
Net investment income (loss)	(1.03)%	(.89)%	(1.07)%	(.14)%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,227	$ 4,177	$ 2,620	$ 3,320	$ 1,789
Portfolio turnover rate	94%	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 6.43	$ 8.06	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.11)	(.08)	(.10)	(.03)	-H
Net realized and unrealized gain (loss)	.68	1.60	(1.53)	(.95)	(.95)
Total from investment operations	.57	1.52	(1.63)	(.98)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.52	$ 7.95	$ 6.43	$ 8.06	$ 9.05
Total ReturnB,C,D	7.17%	23.64%	(20.22)%	(10.84)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.25%	2.47%	2.16%	2.30%	32.36%A
Expenses net of voluntary waivers, if any	1.75%	1.79%	1.92%	2.00%	2.00%A
Expenses net of all reductions	1.71%	1.72%	1.72%	1.96%	2.00%A
Net investment income (loss)	(1.28)%	(1.14)%	(1.29)%	(.39)%	.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,101	$ 12,458	$ 10,511	$ 14,165	$ 2,767
Portfolio turnover rate	94%	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.84	$ 6.37	$ 8.02	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.14)	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	.66	1.58	(1.52)	(.94)	(.95)
Total from investment operations	.52	1.47	(1.65)	(1.02)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.36	$ 7.84	$ 6.37	$ 8.02	$ 9.05
Total ReturnB,C,D	6.63%	23.08%	(20.57)%	(11.29)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.67%	2.92%	2.73%	2.86%	32.87%A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.43%	2.50%	2.50%A
Expenses net of all reductions	2.21%	2.18%	2.23%	2.46%	2.50%A
Net investment income (loss)	(1.78)%	(1.60)%	(1.81)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,593	$ 8,422	$ 6,262	$ 8,038	$ 1,659
Portfolio turnover rate	94%	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.38	$ 8.03	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.14)	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	.66	1.58	(1.52)	(.93)	(.95)
Total from investment operations	.52	1.47	(1.65)	(1.01)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.37	$ 7.85	$ 6.38	$ 8.03	$ 9.05
Total ReturnB,C,D	6.62%	23.04%	(20.55)%	(11.18)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.52%	2.77%	2.58%	2.79%	32.69%A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.36%	2.50%	2.50%A
Expenses net of all reductions	2.21%	2.18%	2.16%	2.46%	2.50%A
Net investment income (loss)	(1.78)%	(1.61)%	(1.74)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,136	$ 8,427	$ 6,636	$ 8,532	$ 1,224
Portfolio turnover rate	94%	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2004	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 6.52	$ 8.11	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.07)	(.04)	(.05)	.01	.01
Net realized and unrealized gain (loss)	.70	1.62	(1.54)	(.95)	(.95)
Total from investment operations	.63	1.58	(1.59)	(.94)	(.94)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.73	$ 8.10	$ 6.52	$ 8.11	$ 9.06
Total ReturnB,C	7.78%	24.23%	(19.61)%	(10.39)%	(9.40)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.35%	1.61%	1.43%	1.73%	31.51%A
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.27%	1.50%	1.50%A
Expenses net of all reductions	1.20%	1.18%	1.07%	1.46%	1.50%A
Net investment income (loss)	(.78)%	(.61)%	(.64)%	.11%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648	$ 579	$ 513	$ 761	$ 325
Portfolio turnover rate	94%	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2004

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 6,709,458
Unrealized depreciation	(2,564,356)
Net unrealized appreciation (depreciation)	4,145,102
Capital loss carryforward	(11,251,773)

Cost for federal income tax purposes	$ 36,594,143

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $38,658,445 and $34,956,184, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 13,408	$ 85
Class T	.25%	.25%	69,244	-
Class B	.75%	.25%	90,272	67,703
Class C	.75%	.25%	90,388	17,563
			$ 263,312	$ 85,351

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,284
Class T	12,714
Class B*	45,970
Class C*	2,682
$ 77,650

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 33,387.62
Class T	99,338.72
Class B	57,498.64
Class C	44,539.49
Institutional Class	2,014.32
	$ 236,776

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $11,404 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,028 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 21,629
Class T	1.75%	68,762
Class B	2.25%	37,379
Class C	2.25%	24,471
Institutional Class	1.25%	653
		$ 152,894

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $16,312 for the period.

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2004	2003	2004	2003
Class A
Shares sold	377,272	244,577	$ 3,139,679	$ 1,722,170
Shares redeemed	(175,236)	(128,450)	(1,453,350)	(880,316)
Net increase (decrease)	202,036	116,127	$ 1,686,329	$ 841,854
Class T
Shares sold	758,262	442,489	$ 6,209,847	$ 3,023,259
Shares redeemed	(552,792)	(509,774)	(4,525,646)	(3,391,934)
Net increase (decrease)	205,470	(67,285)	$ 1,684,201	$ (368,675)
Class B
Shares sold	359,634	340,312	$ 2,916,093	$ 2,312,985
Shares redeemed	(286,300)	(249,139)	(2,305,579)	(1,653,902)
Net increase (decrease)	73,334	91,173	$ 610,514	$ 659,083
Class C
Shares sold	368,284	327,135	$ 2,975,514	$ 2,159,687
Shares redeemed	(350,351)	(293,843)	(2,819,767)	(1,926,688)
Net increase (decrease)	17,933	33,292	$ 155,747	$ 232,999
Institutional Class
Shares sold	22,481	11,899	$ 187,161	$ 86,133
Shares redeemed	(19,658)	(19,157)	(162,550)	(127,181)
Net increase (decrease)	2,823	(7,258)	$ 24,611	$ (41,048)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Advisor Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Aggressive Growth Fund (a fund of Fidelity Securities Fund) at November 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 11, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Aggressive Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technologybased business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (46)

Year of Election or Appointment: 2002

Vice President of Advisor Aggressive Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Rajiv Kaul (33)

Year of Election or Appointment: 2003

Vice President of Advisor Aggressive Growth. Mr. Kaul serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Kaul managed a variety of Fidelity funds. Mr. Kaul also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 2000

Secretary of Advisor Aggressive Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Aggressive Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Aggressive Growth. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Aggressive Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Aggressive Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Aggressive Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Aggressive Growth. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2000 Assistant Treasurer of Advisor Aggressive Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Aggressive Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Aggressive Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Aggressive Growth. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Aggressive Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.A
	# of Votes	% of Votes
Affirmative	31,883,774,629.45	74.417
Against	8,183,381,781.77	19.100
Abstain	1,638,852,719.00	3.825
Broker Non-Votes	1,138,987,331.08	2.658
TOTAL	42,844,996,461.30	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	40,460,518,026.37	94.435
Withheld	2,384,478,434.93	5.565
TOTAL	42,844,996,461.30	100.000
Ralph F. Cox
Affirmative	40,352,191,948.09	94.182
Withheld	2,492,804,513.21	5.818
TOTAL	42,844,996,461.30	100.000
Laura B. Cronin
Affirmative	40,424,410,070.14	94.350
Withheld	2,420,586,391.16	5.650
TOTAL	42,844,996,461.30	100.000
Robert M. Gates
Affirmative	40,432,546,388.62	94.369
Withheld	2,412,450,072.68	5.631
TOTAL	42,844,996,461.30	100.000
George H. Heilmeier
Affirmative	40,445,405,455.55	94.399
Withheld	2,399,591,005.75	5.601
TOTAL	42,844,996,461.30	100.000
Abigail P. Johnson
Affirmative	40,331,726,176.04	94.134
Withheld	2,513,270,285.26	5.866
TOTAL	42,844,996,461.30	100.000
Edward C. Johnson 3d
Affirmative	40,301,779,769.00	94.064
Withheld	2,543,216,692.30	5.936
TOTAL	42,844,996,461.30	100.000
Donald J. Kirk
Affirmative	40,378,377,883.82	94.243
Withheld	2,466,618,577.48	5.757
TOTAL	42,844,996,461.30	100.000
Marie L. Knowles
Affirmative	40,472,201,003.05	94.462
Withheld	2,372,795,458.25	5.538
TOTAL	42,844,996,461.30	100.000
Ned C. Lautenbach
Affirmative	40,485,953,391.65	94.494
Withheld	2,359,043,069.65	5.506
TOTAL	42,844,996,461.30	100.000
Marvin L. Mann
Affirmative	40,392,875,977.31	94.277
Withheld	2,452,120,483.99	5.723
TOTAL	42,844,996,461.30	100.000
William O. McCoy
Affirmative	40,409,897,384.16	94.316
Withheld	2,435,099,077.14	5.684
TOTAL	42,844,996,461.30	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	40,470,266,358.65	94.457
Withheld	2,374,730,102.65	5.543
TOTAL	42,844,996,461.30	100.000
William S. Stavropoulos
Affirmative	40,442,710,981.11	94.393
Withheld	2,402,285,480.19	5.607
TOTAL	42,844,996,461.30	100.000
A Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AAGI-UANN-0105
1.786670.101

Item 2. Code of Ethics

As of the end of the period, November 30, 2004, Fidelity Securities Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Aggressive Growth Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity Advisor Aggressive Growth Fund	$33,000	$39,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$10,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Fidelity Advisor Aggressive Growth Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2004A	2003A,B
Fidelity Advisor Aggressive Growth Fund	$2,400	$2,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2004A	2003A,B
Fidelity Advisor Aggressive Growth Fund	$1,300	$1,300
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$540,000	$140,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) According to PwC for the fiscal year ended November 30, 2004, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Advisor Aggressive Growth Fund	0%

(g) For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate fees billed by PwC of $2,700,000A and $1,850,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$550,000	$200,000
Non-Covered Services	$2,150,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005